Adoption of new and revised standards	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Adoption of new and revised standards	Adoption of new and revised standards
Amendments to IFRS Accounting Standards that are mandatorily effective for the current year
In the current year, the Group has applied the following amendments to IFRS Accounting Standards issued by the IASB for the first time, which are mandatorily effective for the Group's annual period beginning on January 1, 2025 for the preparation of the consolidated financial statements:

Amendments to IAS 21	Lack of Exchangeability
The application of the amendments to IFRS Accounting Standards in the current year has had no material impact on the Group's financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.
New and amendments to IFRS Accounting Standards in issue but not yet effective
At the date of authorization of these consolidated financial statements, the Group has not applied the following new and amended IFRS Accounting Standards that have been issued but are not yet effective that are relevant to the Group.

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[2]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[1]
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards - Volume 11[2]
IFRS 18	Presentation and Disclosure in Financial Statements[3]

[1] Effective for annual periods beginning on or after a date to be determined
[2]    Effective for annual periods beginning on or after January 1, 2026
[3] Effective for annual periods beginning on or after January 1, 2027
Except for the new and amendments to IFRS Accounting Standards mentioned below, the directors of the Company anticipate that the application of all other new and amendments to IFRS Accounting Standards will have no material impact on the consolidated financial statements in the foreseeable future.
IFRS 18 Presentation and Disclosures in Financial Statements ("IFRS 18")
IFRS 18, which sets out requirements on presentation and disclosures in financial statements, will replace IAS 1 Presentation of Financial Statements ("IAS 1"). This new IFRS Accounting Standard, while carrying forward many of the requirements in IAS 1, introduces new requirements to present specified categories and defined subtotals in the statement of profit or loss; provide disclosures on management-defined performance measures ("MPMs) in the notes to the financial statements and improve aggregation and disaggregation of information to be disclosed in the financial statements. In addition, some IAS 1 paragraphs have been moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (the title of which will be changed to Basis of Preparation of Financial Statements upon effective of IFRS 18) and IFRS 7. Minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share are also made.
IFRS 18, and amendments to other standards, will be effective for annual periods beginning on or after January 1, 2027, with early application permitted. IFRS 18 requires retrospective application with specific transition provisions. The application of the new standard is not expected to have significant impact on the financial performance and positions of the Group in terms of recognition and measurement. However, it is expected to affect the structure and presentation of the consolidated statement of profit or loss.